Financial Instruments - Non-recurring Basis (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of the fair value measurements using significant unobservable inputs
Investment related impairment	$ 4,747,000	$ 40,161,000	$ 8,005,000
Write-down of goodwill	$ 0	0	0
Significant Unobservable Inputs (Level 3) | Non-recurring | Minimum
Reconciliation of the fair value measurements using significant unobservable inputs
Discount rate (as a percent)	20.00%
Significant Unobservable Inputs (Level 3) | Non-recurring | Maximum
Reconciliation of the fair value measurements using significant unobservable inputs
Discount rate (as a percent)	22.00%
Significant Unobservable Inputs (Level 3) | Non-recurring | Certain investments under cost method and equity method were measured using significant unobservable inputs
Reconciliation of the fair value measurements using significant unobservable inputs
Fair value of investments	$ 0	0
Investment related impairment	$ 4,700,000	$ 35,400,000	$ 8,000,000